Notes Payable - Schedule Notes Payable (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Securities [Abstract]
Notes payable to finance company	$ 9,077	$ 9,077	$ 11,497
Less current maturities	$ (2,500)	(2,500)	(2,500)
long term debt excluding current maturities		$ 6,577	$ 8,997